Stock options (Modification of Existing US Dollar Denominated Options) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2017	[1]	Mar. 31, 2016	[1]	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					7 years	7 years
Share Based Compensation	$ 41		$ 0		$ 615	$ 97
Executives and Directors [Member] | U.S.dollars [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					51
Share Based Compensation					$ 4
Executives and Directors [Member] | U.S.dollars [Member] | Stock Option Grant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					6
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date					Nov. 18, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum					0.93%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price					$ 1.50
Share Price					$ 2.43
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					3 years 5 months 8 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate					152.00%
Share Based Compensation					$ 1
Executives and Directors [Member] | U.S.dollars [Member] | Stock Option Grant Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					17
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date					Apr. 04, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum					1.08%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price					$ 0.60
Share Price					$ 2.43
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					3 years 9 months 25 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate					155.00%
Share Based Compensation					$ 1
Executives and Directors [Member] | U.S.dollars [Member] | Stock Option Grant Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					19
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date					May 17, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum					1.08%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price					$ 0.54
Share Price					$ 2.43
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					3 years 11 months 8 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate					154.00%
Share Based Compensation					$ 1
Executives and Directors [Member] | U.S.dollars [Member] | Stock Option Grant Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					9
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date					Nov. 20, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum					1.08%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price					$ 1.05
Share Price					$ 2.43
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					4 years 5 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate					147.00%
Share Based Compensation					$ 1

[1]	On July 5, 2016, the Company issued 235 options to employees and 50 options to various contractors. The conditions of these grants state that 1/3 of the options granted shall vest on July 5, 2017 (the “Vesting Commencement Date”). The remainder of the options granted, shall vest evenly over 24 months beginning from the Vesting Commencement Date, such that all options have vested 36 months after issue. Expense for grants to employees shall be calculated as of the grant date and recognized straight line over the vesting period. Expense for grants to contractors shall be re-measured quarterly up to the Vesting Commencement Date. Subsequent to the Vesting Commencement Date, contractor options will be remeasured monthly until all options granted have fully vested. The employee options were valued at the date of issuance using the Black-Scholes option pricing model using the following assumptions: Expected dividend rate, 0.00%; Risk free rate, 1.27%; Expected volatility, 136%; Expected life, 7. Expense for these options are being recognized evenly, each quarter over the vesting period. The contractor options were re-measured at March 31, 2017 using the Black-Scholes option pricing model using the following assumptions: Expected dividend rate, 0.00%; Risk free rate, 2.11%; Expected volatility, 132%; Expected life, 6.26 years.